UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.

                     MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2004
                                   UNAUDITED

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                             $       541,855,108
      Cash                                                                                                 218,266
      Dividends receivable                                                                                 264,025
      Subscriptions receivable                                                                           2,610,198
      Receivable for investments sold                                                                    2,279,746
                                                                                                 ------------------
                                                                                                 ------------------

      Total assets                                                                                     547,227,343
                                                                                                 ------------------
                                                                                                 ------------------

LIABILITIES:
      Due to investment adviser                                                                            455,685
      Redemptions payable                                                                                2,130,943
      Payable for investments purchased                                                                  3,969,900
                                                                                                 ------------------
                                                                                                 ------------------

      Total liabilities                                                                                  6,556,528
                                                                                                 ------------------
                                                                                                 ------------------

NET ASSETS                                                                                     $       540,670,815
                                                                                                 ==================
                                                                                                 ==================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                            $         4,021,244
      Additional paid-in capital                                                                       411,643,988
      Net unrealized appreciation on investments                                                       115,612,642
      Overdistributed net investment income                                                                 65,611
      Accumulated net realized gain on investments                                                       9,327,330
                                                                                                 ------------------
                                                                                                 ------------------

NET ASSETS                                                                                     $       540,670,815
                                                                                                 ==================
                                                                                                 ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                                          $             13.45
                                                                                                 ==================
                                                                                                 ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                       300,000,000
      Outstanding                                                                                       40,212,443

(1)  Cost of investments in securities:                                                        $       426,242,466

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                      $           157,115
     Dividends                                                                                               3,118,708
                                                                                                     ------------------
                                                                                                     ------------------

     Total income                                                                                            3,275,823
                                                                                                     ------------------
                                                                                                     ------------------

EXPENSES:
     Audit fees                                                                                                  5,745
     Bank and custodial fees                                                                                     8,869
     Investment administration                                                                                  37,185
     Management fees                                                                                         2,143,691
     Other expenses                                                                                             12,622
                                                                                                     ------------------
                                                                                                     ------------------

     Total expenses                                                                                          2,208,112

     Less amount reimbursed by investment adviser                                                                  110
                                                                                                     ------------------
                                                                                                     ------------------

     Net expenses                                                                                            2,208,002
                                                                                                     ------------------
                                                                                                     ------------------

NET INVESTMENT INCOME                                                                                        1,067,821
                                                                                                     ------------------
                                                                                                     ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                        7,388,674
     Change in net unrealized appreciation on investments                                                   40,504,431
                                                                                                     ------------------
                                                                                                     ------------------

     Net realized and unrealized gain on investments                                                        47,893,105
                                                                                                     ------------------
                                                                                                     ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $        48,960,926
                                                                                                     ==================
                                                                                                     ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                2003
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------
                                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                           $       1,067,821   $          84,386
     Net realized gain on investments                                                        7,388,674           8,023,090
     Change in net unrealized appreciation on investments                                   40,504,431          79,131,133
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     Net increase in net assets resulting from operations                                   48,960,926          87,238,609
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                             (1,002,210)           (185,302)
     From net realized gains                                                                                    (6,181,231)
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     Total distributions                                                                    (1,002,210)         (6,366,533)
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     209,246,306         185,590,110
     Reinvestment of distributions                                                           1,002,210           6,366,533
     Redemptions of shares                                                                (119,118,034)       (178,386,049)
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     Net increase in net assets resulting from share transactions                           91,130,482          13,570,594
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     Total increase in net assets                                                          139,089,198          94,442,670

NET ASSETS:
     Beginning of period                                                                   401,581,617         307,138,947
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     End of period  (1)                                                              $     540,670,815   $     401,581,617
                                                                                       ================    ================
                                                                                       ================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                   16,341,686          17,540,976
     Issued in reinvestment of distributions                                                    75,411             543,826
     Redeemed                                                                               (9,383,845)        (17,165,918)
                                                                                       ----------------    ----------------
                                                                                       ----------------    ----------------

     Net increase                                                                            7,033,252             918,884
                                                                                       ================    ================
                                                                                       ================    ================

(1) Including undistributed net investment income                                    $          65,611   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       12.10  $      9.52         10.51 $       9.37 $       7.84  $      9.54

Income from Investment Operations

Net investment income                            0.03         0.01          0.01         0.07         0.07         0.02
Net realized and unrealized gain (loss)          1.35         2.77         (0.70)        1.38         1.97        (0.63)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        1.38         2.78         (0.69)        1.45         2.04        (0.61)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                      (0.03)       (0.01)        (0.01)       (0.07)       (0.07)       (0.02)
From net realized gains                                      (0.19)        (0.29)       (0.24)       (0.44)       (1.07)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                             (0.03)       (0.20)        (0.30)       (0.31)       (0.51)       (1.09)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       13.45  $     12.10          9.52 $      10.51 $       9.37  $      7.84
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                   11.37% o     29.24%        (6.27%)      15.66%       26.65%       (5.80%)

Net Assets, End of Period ($000)        $     540,671  $   401,582       307,139 $    206,883 $    116,972  $    35,291

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      1.03% *      1.04%         1.06%        1.10%        1.27%        1.28%
    - After Reimbursement #                     1.03% *      1.04%         1.06%        1.09%        1.27%        1.23%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                      0.50% *      0.03%         0.11%        0.68%        1.24%        0.16%
    - After Reimbursement #                     0.50% *      0.03%         0.11%        0.69%        1.24%        0.21%

Portfolio Turnover Rate                         9.35% o      8.70%        18.73%       15.63%       52.61%       46.17%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $154,033,085 and $139,049,181, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $214,353,642. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,216,410 and gross depreciation of securities in which there was an excess of tax cost over value of $10,072,440, resulting in net appreciation of $15,143,970.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $29,907,210 and $34,401,991, which expire in the years 2009 and 2010, respectively.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.


The Maxim Series Fund

Maxim Ariel Small-Cap Value Portfolio

COMMON STOCK

BANKS --- 0.72%
     90,200 Chittenden Corp                                            3,170,530
     23,400 S&T Bancorp Inc*                                             748,332
                                                                      $3,918,862

BROADCAST/MEDIA --- 1.02%
    346,000 Radio One Inc*                                             5,539,460
                                                                      $5,539,460

COMMUNICATIONS - EQUIPMENT --- 2.56%
    692,500 Andrew Corp*                                              13,856,925
                                                                     $13,856,925

ELECTRONIC INSTRUMENT & EQUIP --- 4.10%
    465,650 Anixter International Inc                                 15,846,070
    150,100 Littelfuse Inc*                                            6,365,741
                                                                     $22,211,811

FINANCIAL SERVICES --- 5.44%
  1,146,000 Janus Capital Group Inc                                   18,897,540
    477,450 Waddell & Reed Financial Class A                          10,556,420
                                                                     $29,453,960

FOOD & BEVERAGES --- 3.92%
    257,371 JM Smucker Co                                             11,815,903
    276,600 McCormick & Co Inc (nonvtg)                                9,404,400
                                                                     $21,220,303

HOUSEHOLD GOODS --- 8.06%
    622,700 American Greetings Corp Class A*                          14,434,186
    187,400 Energizer Holdings Inc*                                    8,433,000
    474,650 Interface Inc*                                             4,143,695
    199,850 Libbey Inc                                                 5,547,836
    794,725 Steelcase Inc                                             11,126,150
                                                                     $43,684,867

INSURANCE RELATED --- 8.59%
    484,200 HCC Insurance Holdings Inc                                16,177,122
    589,200 Horace Mann Educators Corp                                10,299,216
     72,325 Markel Corp*                                              20,070,188
                                                                     $46,546,526

LEISURE & ENTERTAINMENT --- 7.14%
    139,975 Argosy Gaming Co*                                          5,263,060
  1,524,100 Caesars Entertainment Inc*                                22,861,500
    555,500 Hasbro Inc                                                10,554,500
                                                                     $38,679,060

MACHINERY --- 5.62%
    440,314 Graco Inc                                                 13,671,750
    488,700 IDEX Corp                                                 16,786,845
                                                                     $30,458,595

MANUFACTURING --- 1.59%
    262,231 Matthews International Corp Class A                        8,637,889
                                                                      $8,637,889

MEDICAL PRODUCTS --- 4.43%
    400,400 Invacare Corp                                             17,905,888
    204,800 Sybron Dental Specialties Inc*                             6,113,280
                                                                     $24,019,168

OFFICE EQUIPMENT & SUPPLIES --- 6.81%
    385,575 Brady Corp Class A                                        17,775,008
    315,686 General Binding Corp*                                      4,889,976
    491,100 Herman Miller Inc                                         14,212,434
                                                                     $36,877,418

PRINTING & PUBLISHING --- 8.50%
    344,000 Journal Register Co*                                       6,880,000
    457,200 Lee Enterprises Inc                                       21,950,172
    565,500 Valassis Communications Inc*                              17,230,785
                                                                     $46,060,957

REAL ESTATE --- 5.30%
    454,738 Jones Lang LaSalle Inc*                                   12,323,400
    345,000 Rouse Co REIT                                             16,387,500
                                                                     $28,710,900

RESTAURANTS --- 1.95%
    385,750 Bob Evans Farms Inc                                       10,561,835
                                                                     $10,561,835

RETAIL --- 4.88%
    315,400 Longs Drug Stores Corp                                     7,528,598
    339,750 Neiman Marcus Group Inc                                   18,907,088
                                                                     $26,435,686

SPECIALIZED SERVICES --- 8.92%
    204,800 DeVry Inc*                                                 5,615,616
     23,095 Grey Global Group Inc                                     22,748,575
    988,500 ServiceMaster Co                                          12,178,316
    488,800 Sotheby's Holdings Inc Class A*                            7,801,248
                                                                     $48,343,755

TOTAL COMMON STOCK --- 89.55%                                       $485,217,977
(Cost $369,605,335)

SHORT-TERM INVESTMENTS

    500,000 Fannie Mae                                                   500,000
                  1.014%, July 1, 2004
 21,040,000 Fannie Mae                                                21,040,000
                  1.217%, July 1, 2004
  4,600,000 Fannie Mae                                                 4,600,000
                  .953%, July 1, 2004
  9,000,000 Federal Farm Credit                                        8,998,675
                  1.075%, July 6, 2004
  8,500,000 Federal Home Loan Bank                                     8,499,771
                  .984%, July 2, 2004
  5,500,000 Federal Home Loan Bank                                     5,499,827
                  1.146%, July 2, 2004
  1,500,000 Federal Home Loan Bank                                     1,499,958
                  1.025%, July 2, 2004
  6,000,000 Freddie Mac                                                5,998,900
                  1.116%, July 7, 2004

TOTAL SHORT-TERM INVESTMENTS --- 10.45%                              $56,637,131
(Cost $56,637,131)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $541,855,108
(Cost $426,242,466)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements.


ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004